Matrix Advisors Dividend Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Bank (Money Center) - 4.1%
JPMorgan Chase & Co.	8,300	$2,441,528

Bank (Processing) - 3.5%
The Bank of New York Mellon Corp.	17,400	2,064,162

Bank (Regional) - 8.5%
M&T Bank Corp.	10,600	2,191,232
The PNC Financial Services Group, Inc.	13,700	2,850,833
		5,042,065

Bank (Super Regional) - 4.7%
US Bancorp	53,100	2,761,731

Biotechnology - 4.9%
Amgen, Inc.	8,300	2,920,355

Building Material and Supplies Dealers - 4.5%
The Home Depot, Inc.	8,000	2,631,120

Cable TV - 2.8%
Comcast Corp. - Class A	58,500	1,679,535

Computer Software and Services - 5.4%
Microsoft Corp.	8,650	3,201,971

Electric Utility - 4.5%
American Electric Power Co., Inc.	20,350	2,667,478

Food Products - 2.6%
Tyson Foods, Inc. - Class A	23,500	1,505,645

Hotels, Restaurants & Leisure - 4.6%
Starbucks Corp.	30,000	2,687,700

Information - 1.2%
Automatic Data Processing, Inc.	3,500	711,130

Manufacturing - 16.7%
Constellation Brands, Inc. - Class A	9,000	1,350,000
Lockheed Martin Corp.	5,350	3,233,487
Nestle SA - ADR	16,000	1,585,600
PepsiCo, Inc.	18,150	2,818,513
The Procter & Gamble Co.	6,000	866,640
		9,854,240

Medical - Biomedical - 4.5%
Medtronic PLC	31,000	2,686,150

Professional, Scientific, and Technical Services - 2.0%
Accenture PLC - Class A	6,000	1,189,740

Retail Trade - 5.1%
Target Corp.	25,000	3,030,000

Securities Brokerage - 4.2%
Morgan Stanley	15,200	2,501,464

Semiconductor - 9.9%
QUALCOMM, Inc.	21,100	2,717,258
Texas Instruments, Inc.	16,250	3,154,775
		5,872,033

Utilities - 5.3%
NextEra Energy, Inc.	33,900	3,148,632
TOTAL COMMON STOCKS (Cost $44,286,836)		58,596,679

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (a)	594,993	594,993
TOTAL MONEY MARKET FUNDS (Cost $594,993)		594,993

TOTAL INVESTMENTS - 100.0% (Cost $44,881,829)		59,191,672
Other Assets in Excess of Liabilities - 0.0% (b)		23,083
TOTAL NET ASSETS - 100.0%		$59,214,755

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Matrix Advisors Dividend Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$58,596,679	$–	$–	$58,596,679
Money Market Funds	594,993	–	–	594,993
Total Investments	$59,191,672	$–	$–	$59,191,672

Refer to the Schedule of Investments for further disaggregation of investment categories.